INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2015
Interest Bearing Deposits In Banks [Abstract]
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2014	2015
	(EUR in millions)
Placements in EUR	2,365	1,815
Placements in other currencies	346	617
Total	2,711	2,432
Maturity analysis:
Up to 3 months	2,280	2,094
From 3 months to 1 year	12	8
Over 1 year	419	330
Total	2,711	2,432